UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

April 30, 2009
(unaudited)

CREDIT SUISSE INSTITUTIONAL FUND, INC.
■  INTERNATIONAL FOCUS PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and Portfolio holdings described in this document are as of April 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 8, 2009

Dear Shareholder:

For the six-month period ended April 30, 2009, Credit Suisse Institutional Fund, Inc. — International Focus Portfolio1 returned -5.70%, versus a decrease of -2.64% for its benchmark, the Morgan Stanley Capital International EAFE Index (net dividends).2

Market Review: A volatile period for international equities

For the six-month period ending April 30, 2009, international equity markets were substantially volatile. The markets came under significant pressure toward the end of 2008 and, after a brief rally in the first few days of 2009, plummeted again until the end of March. The market experienced a strong rally in April, with financials leading the way.

Economic indicators deteriorated substantially over the period. Unemployment increased substantially in the United States and in the United Kingdom. Additionally, these two countries fell into recession (defined as two consecutive quarters of negative GDP growth). Japan, which was initially expected to avoid the worst of the world's economic ills, also fell into recession after the Japanese Yen strengthened considerably, hurting Japan's export-dependent economy. Further, some eastern European economies experienced difficulties that caused their currencies to weaken considerably.

In large part, the fall in equity markets was a function of the sizeable risk aversion being practiced by investors across the globe. As investors took flight from risky assets (equity and credit) and invested in low-risk government bonds, they drove yields on those bonds down to very low levels.

Strategic Review and Outlook: A positive outlook for the long term

For the semiannual period ended April 30, 2009, the portfolio underperformed its benchmark. This underperformance was due primarily to the defensive positioning of the portfolio heading into the April rally. Stock selection in utilities contributed positively to performance. Conversely, our overweight positions in pharmaceuticals and telecommunications services detracted from our relative performance. Further, our defensive positioning in the banking sector also hurt our relative performance.

We remain overweight in the telecommunications services, energy, and pharmaceuticals sectors as we see a number of attractive investment opportunities there. Additionally, we continue to look for signs of substantial improvement in economic conditions as a result of the aggressive action that

1

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

governments around the world have taken to pump liquidity into the financial system. If we do begin to see economic conditions improve in a manner that we believe is sustainable, we will examine the investment case of some "lower-quality" names, as these tend to perform well in these situations (as the market responds to the lower perceived probability that these names will go bankrupt).

For the short term, we remain cautious on the outlook for equities. We believe there may be more corporate bankruptcies, particularly in the industrial (non-financial) sectors. Additionally, we expect the seizure in the credit markets will have a negative effect on industrial companies — particularly those with stretched balance sheets or insufficient collateral — as they struggle to finance their operations.

In the longer term, we are positive about the outlook for international equities. The sell-off has provided a number of interesting investment opportunities — and we are spending considerable time examining the risk of bankruptcy in these cases. We have the portfolio positioned in names that we believe have a low risk of bankruptcy, are attractively valued, and continue to generate earnings and cash flow even during this difficult time.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Portfolio's fifteen largest holdings may account for 40% or more of the Portfolio's assets. As a result of this strategy, the Portfolio may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

2

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(45.84)%	(2.09)%	(0.27)%	4.00%	09/01/92

Average Annual Returns as of April 30, 20091

1 Year	5 Years	10 Years	Since Inception	Inception Date
(42.93)%	0.47%	0.55%	4.59%	09/01/92

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 2.21%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

3

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

4

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Portfolio Return
Beginning Account Value 11/1/08	$1,000.00
Ending Account Value 4/30/09	$943.00
Expenses Paid per $1,000*	$4.58
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/08	$1,000.00
Ending Account Value 4/30/09	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratio*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

5

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

6

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.8%)
Australia (2.8%)
Commercial Banks (1.2%)
Westpac Banking Corp.	10,778	$151,906
Construction & Engineering (1.6%)
Leighton Holdings, Ltd.	12,839	197,895
TOTAL AUSTRALIA		349,801
Belgium (1.2%)
Chemicals (1.2%)
Umicore	7,527	147,739
TOTAL BELGIUM		147,739
Bermuda (1.1%)
Insurance (1.1%)
Hiscox, Ltd.	28,027	138,978
TOTAL BERMUDA		138,978
Canada (0.7%)
Energy Equipment & Services (0.7%)
Pason Systems, Inc.	10,307	88,053
TOTAL CANADA		88,053
Finland (2.0%)
Communications Equipment (2.0%)
Nokia Oyj	17,988	255,878
TOTAL FINLAND		255,878
France (11.0%)
Commercial Banks (2.0%)
BNP Paribas	2,405	126,799
Societe Generale	2,410	123,358
		250,157
Diversified Telecommunication Services (1.5%)
France Telecom SA	8,476	188,452
Insurance (1.0%)
Axa*	7,585	127,633
Machinery (0.6%)
Vallourec SA	718	78,597
Media (1.3%)
Vivendi SA	6,045	162,790
Oil, Gas & Consumable Fuels (1.5%)
Total SA	3,770	188,920
Pharmaceuticals (1.5%)
Sanofi-Aventis	3,330	193,139
Real Estate Investment Trusts (1.6%)
Unibail-Rodamco	1,351	201,773
TOTAL FRANCE		1,391,461

See Accompanying Notes to Financial Statements.
7

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany (11.3%)
Automobiles (0.5%)
Daimler AG	1,797	$64,520
Electric Utilities (2.4%)
E.ON AG	9,052	306,574
Industrial Conglomerates (1.5%)
Siemens AG	2,826	190,292
Insurance (1.3%)
Muenchener Rueckversicherungs-Gesellshaft AG	1,175	162,595
Life Sciences Tools & Services (1.1%)
MorphoSys AG*	7,419	135,630
Multi-Utilities (2.3%)
RWE AG	4,012	289,656
Pharmaceuticals (1.3%)
Bayer AG*	3,303	164,432
Textiles, Apparel & Luxury Goods (0.9%)
Adidas AG	3,132	118,513
TOTAL GERMANY		1,432,212
Hong Kong (3.6%)
Commercial Banks (2.2%)
BOC Hong Kong (Holdings), Ltd.	193,680	274,041
Wireless Telecommunication Services (1.4%)
China Mobile, Ltd.	20,827	180,646
TOTAL HONG KONG		454,687
India (2.0%)
Wireless Telecommunication Services (2.0%)
Bharti Airtel, Ltd.*	17,023	258,267
TOTAL INDIA		258,267
Israel (2.2%)
Pharmaceuticals (2.2%)
Teva Pharmaceutical Industries, Ltd. ADR	6,364	279,316
TOTAL ISRAEL		279,316
Italy (2.9%)
Commercial Banks (1.1%)
Intesa Sanpaolo	43,877	139,997
Oil, Gas & Consumable Fuels (1.8%)
Eni SpA	10,485	225,339
TOTAL ITALY		365,336

See Accompanying Notes to Financial Statements.
8

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan (17.3%)
Automobiles (2.6%)
Honda Motor Co., Ltd.	3,160	$92,831
Toyota Motor Corp.	5,940	235,659
		328,490
Capital Markets (1.0%)
Daiwa Securities Group, Inc.	23,969	125,870
Chemicals (2.0%)
Shin-Etsu Chemical Co., Ltd.	5,231	254,848
Commercial Banks (3.9%)
Mitsubishi UFJ Financial Group, Inc.	25,418	138,983
Mizuho Financial Group, Inc.	75,514	159,616
The Bank of Kyoto, Ltd.	23,738	190,990
		489,589
Electronic Equipment, Instruments & Components (1.9%)
Omron Corp.	16,466	246,691
Food & Staples Retailing (1.0%)
Seven & I Holdings Co., Ltd.	5,660	128,202
Office Electronics (1.4%)
CANON, INC.	6,099	182,953
Pharmaceuticals (1.0%)
Takeda Pharmaceutical Co., Ltd.	3,455	122,823
Road & Rail (1.1%)
Central Japan Railway Co.	24	142,596
Wireless Telecommunication Services (1.4%)
KDDI Corp.	39	175,803
TOTAL JAPAN		2,197,865
Netherlands (7.9%)
Diversified Financial Services (0.5%)
ING Groep NV CVA	7,124	65,035
Energy Equipment & Services (1.5%)
Fugro NV CVA	5,398	193,551
Food Products (1.4%)
Nutreco Holding NV	5,063	174,017
Industrial Conglomerates (1.5%)
Koninklijke (Royal) Philips Electronics NV	10,715	193,623
Oil, Gas & Consumable Fuels (1.4%)
Royal Dutch Shell PLC Class A	7,536	173,097
Software (1.6%)
Exact Holding NV	10,374	205,983
TOTAL NETHERLANDS		1,005,306

See Accompanying Notes to Financial Statements.
9

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Norway (2.2%)
Commercial Banks (1.6%)
DnB NOR ASA	31,806	$197,631
Oil, Gas & Consumable Fuels (0.6%)
DNO International ASA*	96,282	81,203
TOTAL NORWAY		278,834
Singapore (1.1%)
Commercial Banks (1.1%)
United Overseas Bank, Ltd.	17,727	136,939
TOTAL SINGAPORE		136,939
Spain (1.2%)
Electric Utilities (1.2%)
Iberdrola SA	19,437	153,294
TOTAL SPAIN		153,294
Sweden (0.4%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson Share B	6,220	52,766
TOTAL SWEDEN		52,766
Switzerland (5.8%)
Capital Markets (1.8%)
UBS AG*	16,105	221,692
Food Products (1.8%)
Nestle SA	7,149	233,525
Pharmaceuticals (2.2%)
Novartis AG	7,422	281,502
TOTAL SWITZERLAND		736,719
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Co., Ltd. ADR	7,771	146,872
TOTAL TAIWAN		146,872
United Kingdom (16.0%)
Commercial Banks (1.3%)
HSBC Holdings PLC	23,222	162,772
Food Products (0.9%)
Unilever PLC	5,765	112,439
Insurance (0.4%)
Chaucer Holdings PLC	78,275	47,583
Metals & Mining (3.9%)
Antofagasta PLC	22,827	196,226
BHP Billiton PLC	14,382	298,991
		495,217

See Accompanying Notes to Financial Statements.
10

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Oil, Gas & Consumable Fuels (3.2%)
BG Group PLC	6,103	$97,613
BP PLC	23,910	169,243
Royal Dutch Shell PLC Class A	6,059	139,725
		406,581
Pharmaceuticals (2.8%)
AstraZeneca PLC	5,264	184,626
GlaxoSmithKline PLC	10,814	166,846
		351,472
Tobacco (1.7%)
Imperial Tobacco Group PLC	9,574	218,804
Wireless Telecommunication Services (1.8%)
Vodafone Group PLC	126,363	232,635
TOTAL UNITED KINGDOM		2,027,503
TOTAL COMMON STOCKS (Cost $14,990,634)		11,897,826
PREFERRED STOCK (1.6%)
Germany (1.6%)
Household Products (1.6%)
Henkel AG & Co. KGaA (Cost $283,140)	7,306	198,444
	Par (000)
SHORT-TERM INVESTMENT (2.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 05/01/09 (Cost $260,000)	$260	260,000
TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $15,533,774)		12,356,270
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)		323,764
NET ASSETS (100.0%)		$12,680,034

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

See Accompanying Notes to Financial Statements.
11

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $15,533,774) (Note 2)	$12,356,270
Cash	502
Foreign currency at value (cost $291,762) (Note 2)	295,581
Dividend receivable	66,832
Receivable from investment adviser (Note 3)	4,185
Prepaid expenses and other assets	5,909
Total Assets	12,729,279
Liabilities
Administrative services fee payable (Note 3)	3,017
Directors' fee payable	5,601
Deferred foreign tax liability (Note 2)	170
Other accrued expenses payable	40,457
Total Liabilities	49,245
Net Assets
Capital stock, $.001 par value (Note 6)	1,495
Paid-in capital (Note 6)	154,818,426
Undistributed net investment income	153,646
Accumulated net realized loss on investments and foreign currency transactions	(139,119,898)
Net unrealized depreciation from investments and foreign currency translations	(3,173,635)
Net Assets	$12,680,034
Shares outstanding	1,495,367
Net asset value, offering price and redemption price per share	$8.48

See Accompanying Notes to Financial Statements.
12

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Dividends	$235,720
Interest	138
Securities lending	52
Foreign taxes withheld	(24,156)
Total investment income	211,754
Expenses
Investment advisory fees (Note 3)	48,921
Administrative services fees (Note 3)	5,927
Audit and tax fees	18,133
Registration fees	14,030
Printing fees (Note 3)	12,185
Custodian fees	8,384
Directors' fees	8,226
Legal fees	7,559
Transfer agent fees	1,931
Insurance expense	368
Commitment fees (Note 4)	136
Miscellaneous expense	9,042
Total expenses	134,842
Less: fees waived (Note 3)	(76,748)
Net expenses	58,094
Net investment income	153,660
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(1,127,779)
Net realized loss from foreign currency transactions	(8,085)
Net change in unrealized appreciation (depreciation) from investments	215,342
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,643
Net realized and unrealized loss from investments and foreign currency related items	(915,879)
Net decrease in net assets resulting from operations	$(762,219)

See Accompanying Notes to Financial Statements.
13

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$153,660	$464,956
Net realized loss from investments and foreign currency transactions	(1,135,864)	(280,783)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	219,985	(10,878,043)
Net decrease in net assets resulting from operations	(762,219)	(10,693,870)
From Dividends
Dividends from net investment income	(393,187)	(479,081)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	89	24,853
Reinvestment of dividends	391,555	473,899
Net asset value of shares redeemed	(6,705)	(211,867)[1]
Net increase in net assets from capital share transactions	384,939	286,885
Net decrease in net assets	(770,467)	(10,886,066)
Net Assets
Beginning of period	13,450,501	24,336,567
End of period	$12,680,034	$13,450,501
Undistributed net investment income	$153,646	$393,173

1  Net of $47 of redemption fees retained by the Portfolio.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of period	$9.26	$16.95	$13.58	$11.32	$9.73	$8.92
INVESTMENT OPERATIONS
Net investment income[1]	0.10	0.32	0.26	0.19	0.16	0.13
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(0.61)	(7.68)	3.31	2.33	1.75	0.97
Total from investment operations	(0.51)	(7.36)	3.57	2.52	1.91	1.10
REDEMPTION FEES	—	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.33)	(0.20)	(0.26)	(0.32)	(0.05)
Distributions from net realized gains	—	—	—	—	—	(0.24)
Total dividends and distributions	(0.27)	(0.33)	(0.20)	(0.26)	(0.32)	(0.29)
Net asset value, end of period	$8.48	$9.26	$16.95	$13.58	$11.32	$9.73
Total return[3]	(5.70)%	(44.21)%	26.56%	22.55%	19.95%	12.50%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$12,680	$13,451	$24,337	$30,206	$28,661	$55,190
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	2.51%[4]	2.24%	1.78%	1.55%	1.55%	1.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.26%[4]	0.63%	0.49%	0.46%	0.38%	0.22%
Portfolio turnover rate	22%	78%	36%	48%	55%	98%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Institutional Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers two managed investment portfolios one of which, the International Focus Portfolio (the "Portfolio"), is contained in this report. The Portfolio is classified as diversified and has long-term capital appreciation as its investment objective. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a

16

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$707,380	$—
Level 2 – Other Significant Observable Inputs	11,648,890	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$12,356,270	$—

*Other financial instruments include futures, forwards and swap contracts.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into

17

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and

18

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2009, the Portfolio had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending

19

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

activities. During the six months ended April 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $89, of which $24 was rebated to borrowers (brokers). The Portfolio retained $52 in income from the cash collateral investment, and SSB, as lending agent, was paid $13. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.80% of the Portfolio's average daily net assets. For the six months ended April 30, 2009, investment advisory fees earned,

20

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

voluntarily waived and expenses reimbursed were $48,921, $48,921 and $27,827, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment adviser to the Portfolio. Credit Suisse U.K.'s sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio. It is anticipated that, as of June 30, 2009, Credit Suisse U.K. will no longer serve as sub-investment adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. No compensation is payable by the Portfolio to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $5,927.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $7,086 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, and during the six months ended April 30, 2009, the Portfolio had no borrowings under the Credit Facility.

21

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $2,778,541 and $2,576,399, respectively.

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $15,533,774, $801,153, $(3,978,657) and $(3,177,504), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue up to sixteen billion full and fractional shares of capital stock of separate series having a $.001 par value per share. Shares of the two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Shares sold	10	1,554
Shares issued in reinvestment of dividends	42,981	29,993
Shares redeemed	(882)	(13,913)
Net increase	42,109	17,634

The Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
2	88%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

22

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Note 9. Subsequent Event

On December 31, 2008, Credit Suisse, the corporate parent of the Funds' investment adviser, announced it had signed an agreement to sell part of its Global Investors traditional asset management business to Aberdeen Asset Management ("Aberdeen"), an international investment management group, managing assets for both institutions and private individuals from offices around the world. Credit Suisse has stated that the transaction is subject to customary closing conditions, including regulatory approvals in various jurisdictions and approval by Aberdeen shareholders, and is expected to close in the second quarter of 2009.

The Fund's Board of Directors, including the Directors who are not "interested persons" of the investment manager and its affiliates or the Fund, and the Fund's shareholders approved: (i) the sub-advisory agreement with Aberdeen, and (ii) an Agreement and Plan of Reorganization between the Fund

23

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 9. Subsequent Event

and the Aberdeen Funds which provided for the transfer of all the assets and liabilities of the Fund to the Aberdeen International Equity Institutional Fund.

On June 10, 2009 a Special Meeting of Shareholders of the Fund was held and the following matters were voted upon:

	For	Against	Abstain
(1) To approve an Agreement and Plan of Reorganization	1,379,963	0	234
(2) To approve an Investment Sub-Advisory Agreement	1,379,963	0	234

24

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Board Approval of Advisory Agreements (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the International Focus Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.80% for the Portfolio ("Contractual Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse U.K."). The Board also reviewed and considered that Credit Suisse had waived the entire amount of the advisory fee ("Net Advisory Fee") and reimbursed expenses. The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K. (the "Sub-Adviser") does not increase the fees or expenses otherwise incurred by the Portfolio's shareholders.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Adviser's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse and the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered their expertise in managing the types of global investments that the Portfolio utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily

25

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreement, the Board also considered the benefits of retaining Credit Suisse's United Kingdom affiliate given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K expands the universe of companies and countries from which investment opportunities could be sought.

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

26

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationships with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Adviser and benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Adviser and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Adviser's method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee was at the median of the Fund's Expense Group and the Net Advisory Fee was the lowest in the Expense Group. The Board considered the fee to be reasonable.

•  The Fund's performance was above the median of its Performance Universe for the one, two, three and four year periods, but was below the median of its Performance Universe for the five and ten year periods. The Fund was at or above its peers in the Performance Group for most periods except the one and five year periods.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

27

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the relatively small size of the Portfolio and the amount of the Net Advisory Fee, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

28

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

29

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

30

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

31

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFUND-SAR-0409

CREDIT SUISSE
INSTITUTIONAL FUND

Semiannual Report

April 30, 2009
(unaudited)

CREDIT SUISSE INSTITUTIONAL FUND, INC.

■  ASIA BOND PORTFOLIO

The Portfolio's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of April 30, 2009; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 9, 2009

Dear Shareholder:

For the semiannual period ended April 30, 2009, Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio1 had an increase of 15.05% versus a gain of 7.56% for its benchmark, the HSBC Asian Local Bond Index.2

Market Review: Stabilization seen toward the end of the period

The semiannual period ending April 30, 2009, was a rather volatile one for the Asian fixed income and currency markets. Following the aggressive deleveraging that caused a dislocation in all risk assets, the markets stabilized and the economic impact on the Asian region became a focus. There was a lot of concern in the first few months of the period over the ability of some countries and companies to obtain financing.

In this period, Asian currencies generally weakened. For example, the Chinese RMB was stable and the Yen strengthened as Japanese investors remitted some funds back home. Corporate and sovereign credit spreads widened. In general, domestic yields in the stronger economies fell, while those in countries where the market perceived refinancing issues rose (substantially in some countries).

Markets stabilized in March and April. Additionally, there were a number of initiatives that underlined the commitment of Asian governments to lend to other Governments. Economic growth in China improved substantially, and the general rally in equities helped the riskier parts of the bond market. Currencies in Korea and Indonesia — previously the weakest markets — rebounded strongly. And, high yield bonds, particularly those issued by Chinese property companies, jumped in price.

Strategic Review and Outlook: Expecting the U.S. credit market to drive performance over the short term

For the semiannual period ended April 30, 2009, the portfolio outperformed its benchmark by more than 7% net of fees. This strong performance came predominantly from our exposure to credit. Though there is little credit in the ALBI benchmark, the extreme cheapness in credit enabled the portfolio to have a comparatively large weight.

Additionally, the portfolio was underweight in Asian currencies vs. the U.S. Dollar. In the early part of the period, as Asian currencies weakened due to deteriorating economic prospects, this cautious stance added value. In the latter part of the period, this stance should have been a negative, however, the portfolio held positions in the currencies that outperformed and increased positions in weaker currencies in early 2009.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Local duration detracted from performance. In markets like Malaysia and Thailand where there were large political risks, the portfolio has typically had no foreign exchange (FX) or bond positions. On the FX side, this tended to be a wise move. The local bond markets, however, rallied quite strongly, hurting relative performance.

Currently, the portfolio has very small Asian currency positions. The largest position is in the RMB as it continues to look cheap (at some stage, we believe that it will resume a gradual appreciation). Additionally, we are holding minor long positions in the Indonesian Rupiah, Korean Won and Philippine Peso.

In terms of duration, the portfolio's position is quite close to its benchmark. There was a shorter-than-benchmark duration position in place for some months, but when 10-year U.S. Treasury yields hit 3.25%, duration was moved to benchmark. Additionally, the portfolio holds a few local bond positions in Korean Won and Singapore dollars.

The credit positions currently constitute the largest risk positions in the portfolio. These are held in U.S. Dollars and include both sovereign positions (Indonesia) and investment grade corporate positions.

Local currency interest rates in Asia are now at historically low levels — reflecting the expectation of a very weak global economy. The region is a large manufacturer and, as such, is dependent on consumer spending in the West. Government stimulus packages have generally been large and economic growth is being realigned toward the domestic sectors. While this is a long-term process, it does mean that the region is incrementally decoupling from the U.S. economy. In this environment, we do not see room for local interest rates to rally far from their current levels.

Asian currencies remain cheap on a long-term basis, but in the short term, are performing in line with equity markets. We are a little cautious regarding the extent of recent gains in equity markets — a fact that makes us cautious on Asian currencies versus the USD for the short term. This is counterbalanced, to some degree, by our longer-term view on valuations and by the financial strength of Asian governments compared to the United States.

Asian corporate credit markets significantly underperformed the U.S. credit market in 2008. We believe that this underperformance was driven by technical factors such as hedge fund unwinds and dealer position clearing. With these technical factors now abating, Asian credit markets have begun to recoup some of their 2008 underperformance. Though Asian credits still look cheap compared to the U.S. market, in our opinion, their performance will be driven by that of the U.S. credit market over the short term.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

In general, availability of finance is less of a concern in Asia even though markets are less liquid than those in the United States. The private banking market is an important source of demand within Asia and it has been a steady buyer of paper over recent months. In our opinion, default rates will increase, particularly in weaker companies exposed to the export markets. Regardless, current spread levels, despite the strong performance in the last month or so, are pricing in a much worse outcome than we are expecting.

Aberdeen Asset Management Asia Limited
Asia Fixed Income Team

Anthony Michael
Scott Bennett
Kenneth Akintewe
Adam McCabe
Yueh Ee-Leen

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Portfolio can fall. Additionally, the Portfolio may involve a greater degree of risk than other funds that invest in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are heightened for emerging-market investments.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities. The Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, therefore, be subject to greater volatility.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

1 Year	Since Inception	Inception Date
(15.14)%	(5.70)%	05/01/07

Average Annual Returns as of April 30, 20091

1 Year	Since Inception	Inception Date
(8.10)%	(2.06)%	05/01/07

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 0.70% and the annualized net expense ratio is 0.65%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The HSBC Asian Local Bond Index (ALBI), tracks the total return performance of a bond portfolio which consists of local currency denominated high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries/region: Korea, Hong Kong SAR, India, Singapore, Taiwan, Malaysia, Thailand, Philippines, Indonesia and China. Investors cannot invest directly in an index.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Portfolio Return
Beginning Account Value 11/1/08	$1,000.00
Ending Account Value 4/30/09	$1,150.50
Expenses Paid per $1,000*	$3.47
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/08	$1,000.00
Ending Account Value 4/30/09	$1,021.57
Expenses Paid per $1,000*	$3.26
Annualized Expense Ratio*	0.65%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	10.7%
AA	4.8%
A	47.3%
BBB	12.0%
BB	12.8%
B	0.6%
CCC	1.0%
NR	1.1%
Subtotal	90.3%
Short-Term Investment	9.7%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS (76.2%)
Australia (6.7%)
Banks (4.0%)
1,500	USD	Commonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (Callable 08/11/09 @ $100.00)#	(AA-, Aa2)	08/11/14	1.528	$1,316,277
9,000	USD	Commonwealth Bank of Australia, Series EMTN, Subordinated Notes (Callable 12/15/11 @ $100.00)#	(AA-, Aa2)	12/15/16	1.540	7,340,823
1,500	USD	National Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00)#	(AA-, Aa2)	06/23/14	1.527	1,314,894
						9,971,994
Collateral CMO (2.7%)
1,347	USD	Medallion Trust, Series 2007-1G, Class A 1#^^	(AAA, Aaa)	02/27/39	1.296	1,240,949
5,618	USD	Progress Trust, Series 2007-1GA, Class A 1, Rule 144A#‡^^	(AAA, Aaa)	08/19/38	1.316	5,307,525
						6,548,474
TOTAL AUSTRALIA						16,520,468
China (3.7%)
Forest Products (2.3%)
5,900	USD	Sino-Forest Corp., Series REGS, Company Guaranteed Notes	(BB, Ba2)	08/17/11	9.125	5,575,500
Retail (1.4%)
4,000	USD	Parkson Retail Group, Ltd., Company Guaranteed Notes (Callable 05/30/10 @ $103.56)	(BB, Ba1)	05/30/12	7.125	3,530,400
TOTAL CHINA						9,105,900
Hong Kong (7.5%)
Banks (0.9%)
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)	(NR, A3)	07/20/17	6.000	2,194,000
Chemicals (0.7%)
1,686	USD	Towngas China Co., Ltd., Company Guaranteed Notes	(BBB-, Baa3)	09/23/11	8.250	1,776,623
Consumer/Commercial/Lease Financing (4.8%)
2,500	USD	Hutchison Whampoa Finance CI, Ltd., Rule 144A, Company Guaranteed Notes‡	(A-, A3)	08/01/17	7.450	2,511,157
1,600	USD	Hutchison Whampoa Finance CI, Ltd., Rule 144A, Company Guaranteed Notes‡	(A-, A3)	08/01/27	7.500	1,438,824
9,000	USD	Hutchison Whampoa International 03/33, Ltd., Series REGS, Company Guaranteed Bonds	(A-, A3)	11/24/33	7.450	7,951,653
						11,901,634

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Hong Kong
Diversified Financials (1.1%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd., Series REGS, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	$2,599,590
TOTAL HONG KONG						18,471,847
India (1.6%)
Electric - Generation (1.1%)
3,000	USD	NTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	2,618,865
Metals & Mining (0.5%)
1,400	USD	Vedanta Resources PLC, Series REGS, Senior Unsecured Notes	(BB, Ba2)	02/22/10	6.625	1,379,000
TOTAL INDIA						3,997,865
Indonesia (7.9%)
Automobile Parts & Equipment (0.5%)
4,450	USD	GT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	1,267,591
Sovereign (6.6%)
8,600	USD	Indonesia Government Bonds, Credit Linked Notes	(BB+, Ba3)	06/22/13	14.250	6,910,109
6,500	USD	Indonesia Government Bonds, Rule 144A, Credit Linked Notes#‡	(BB+, Ba3)	12/18/13	14.275	6,870,409
29,000,000	IDR	Indonesia Government, Series FR40, Bonds	(BB+, Ba3)	09/15/25	11.000	2,490,915
						16,271,433
Transportation (0.8%)
6,510	USD	BLT Finance BV, Series REGS, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(CCC+, NR)	05/15/14	7.500	2,079,079
TOTAL INDONESIA						19,618,103
Malaysia (6.1%)
Banks (0.9%)
2,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00)+	(BBB+, A3)	06/20/17	5.000	2,198,925
Oil & Gas (2.8%)
6,400	USD	Petronas Capital, Ltd., Series REGS, Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	6,933,114
Sovereign (2.4%)
6,600	USD	Sarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	5,883,240
TOTAL MALAYSIA						15,015,279

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BONDS
Singapore (6.4%)
Sovereign (6.4%)
20,000	SGD	Singapore Government Bonds^^	(AAA, Aaa)	09/01/18	4.000	$15,826,361
TOTAL SINGAPORE						15,826,361
South Korea (31.1%)
Banks (7.1%)
750	USD	Hana Bank, Rule 144A, Government Liquid Guaranteed Notes‡	(A-, A2)	04/09/12	6.500	764,817
7,800	USD	Hana Bank, Series GMTN, Subordinated Notes (Callable 04/12/12 @ $100.00)+	(BBB+, A2)	04/12/17	5.375	6,397,825
9,500	USD	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00)#	(A-, A2)	04/26/17	5.375	6,783,865
6,500	USD	Shinhan Bank, Subordinated Notes (Callable 09/20/16 @ $100.00)	(BBB, A3)	09/20/36	6.819	3,653,221
						17,599,728
Electric Utilities (2.0%)
5,300	USD	Korea Midland Power Co., Ltd., Senior Unsecured Notes	(A, A2)	02/11/13	5.375	4,850,358
Sovereign (22.0%)
65,000,000	KRW	Korean Government CPI Linked, Series 1703, Bonds	(A, A2)	03/10/17	2.750	54,417,541
TOTAL SOUTH KOREA						76,867,627
Taiwan (0.7%)
Banks (0.7%)
3,000	USD	Chinatrust Commercial Bank, Series REGS, Subordinated Notes (Callable 03/17/15 @ $100.00)	(BBB, Baa1)	03/17/15	5.625	1,723,857
TOTAL TAIWAN						1,723,857
Thailand (4.5%)
Banks (0.9%)
2,500	USD	Bangkok Bank PCL, Series REGS, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	2,232,425
Chemicals (0.8%)
1,500	USD	Aromatics (Thailand) PCL, Unsecured Notes	(BBB, Baa2)	07/20/12	5.500	1,438,941
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	394,119
						1,833,060
Sovereign (2.8%)
216,000	THB	Thailand Government Bonds	(A-, Baa1)	05/12/14	5.250	6,994,068
TOTAL THAILAND						11,059,553
TOTAL BONDS (Cost $227,401,302)						188,206,860

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)			Maturity	Rate%	Value
SHORT-TERM INVESTMENT (8.3%)
	$20,319	State Street Bank and Trust Co. Euro Time Deposit (Cost $20,319,000)	05/01/09	0.010	$20,319,000
TOTAL INVESTMENTS AT VALUE (84.5%) (Cost $247,720,302)					208,525,860
OTHER ASSETS IN EXCESS OF LIABILITIES (15.5%)					38,379,672
NET ASSETS (100.0%)					$246,905,532

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note
GMTN = Global Medium Term Note
NR = Not Rated
REGS = Regulation S

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $16,892,732 or 6.8% of net assets.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2009.

^^  Collateral segregated for swap contracts.

+  Step Bond — The interest rate is as of April 30, 2009 and will reset at a future date.

IDR = Indonesian Rupiah

KRW = South Korean Won

SGD = Singapore Dollar

THB = Thailand Baht

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $247,720,302) (Note 2)	$208,525,860
Cash	623
Unrealized appreciation on open swap contracts (Note 2)	165,546,760
Unrealized appreciation on forward currency contracts (Note 2)	14,991,122
Cash segregated at brokers for futures contracts	3,692,671
Interest receivable	2,922,143
Variation margin receivable (Note 2)	2,547,406
Receivable for portfolio shares sold	1,469,228
Prepaid expenses	29,900
Total Assets	399,725,713
Liabilities
Advisory fee payable (Note 3)	84,703
Administrative services fee payable (Note 3)	18,341
Unrealized depreciation on open swap contracts (Note 2)	146,401,082
Unrealized depreciation on forward currency contracts (Note 2)	6,078,219
Payable for portfolio shares redeemed	103,168
Payable for closed swap contracts	15,339
Directors' fee payable	4,679
Premiums paid on swap contracts	387
Other accrued expenses payable	114,263
Total Liabilities	152,820,181
Net Assets
Capital stock, $.001 par value (Note 6)	27,223
Paid-in capital (Note 6)	298,738,945
Undistributed net investment income	3,351,454
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(44,931,939)
Net unrealized depreciation from investments, futures contracts, swap contracts and foreign currency translations	(10,280,151)
Net Assets	$246,905,532
Shares outstanding	27,223,419
Net asset value, offering price and redemption price per share	$9.07

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$5,088,429
Securities lending	818
Foreign taxes withheld	(62,429)
Total investment income	5,026,818
Expenses
Investment advisory fees (Note 3)	644,826
Administrative services fees (Note 3)	58,990
Custodian fees	90,098
Legal fees	34,107
Audit and tax fees	22,545
Registration fees	14,692
Insurance expense	11,615
Printing fees (Note 3)	8,552
Directors' fees	8,306
Commitment fees (Note 4)	3,064
Transfer agent fees	2,534
Interest expense (Note 4)	609
Miscellaneous expense	1,277
Total expenses	901,215
Less: fees waived (Note 3)	(64,017)
Net expenses	837,198
Net investment income	4,189,620
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(23,474,038)
Net realized gain from futures contracts	2,418,628
Net realized gain from swap contracts	1,692,888
Net realized loss from foreign currency transactions	(7,526,214)
Net change in unrealized appreciation (depreciation) from investments	45,160,368
Net change in unrealized appreciation (depreciation) from futures contracts	(1,268,133)
Net change in unrealized appreciation (depreciation) from swap contracts	4,455,694
Net change in unrealized appreciation (depreciation) from foreign currency translations	9,556,945
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	31,016,138
Net increase in net assets resulting from operations	$35,205,758

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$4,189,620	$26,991,641
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(26,888,736)	(33,987,351)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	57,904,874	(74,858,305)
Net increase (decrease) in net assets resulting from operations	35,205,758	(81,854,015)
From Dividends and Distributions
Dividends from net investment income	(924,819)	(12,311,090)
Distributions from net realized gains	—	(872,091)
Distributions from return of capital	(1,115,938)	(9,621,578)
Net decrease in net assets resulting from dividends and distributions	(2,040,757)	(22,804,759)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	86,266,687	840,562,342
Reinvestment of dividends and distributions	2,763	3,294
Net asset value of shares redeemed	(150,928,803)	(895,859,831)
Net decrease in net assets from capital share transactions	(64,659,353)	(55,294,195)
Net decrease in net assets	(31,494,352)	(159,952,969)
Net Assets
Beginning of period	278,399,884	438,352,853
End of period	$246,905,532	$278,399,884
Undistributed net investment income	$3,351,454	$1,202,591

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,	For the Period Ended October 31,
	(unaudited)	2008	2007[1]
Per share data
Net asset value, beginning of period	$7.94	$10.23	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.13	0.43	0.22
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.06	(2.41)	0.18
Total from investment operations	1.19	(1.98)	0.40
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.17)	(0.17)
Distributions from net realized gains	—	(0.01)	—
Distributions from return of capital	(0.03)	(0.13)	—
Total dividends and distributions	(0.06)	(0.31)	(0.17)
Net asset value, end of period	$9.07	$7.94	$10.23
Total return[3]	15.05%	(19.87)%	4.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$246,906	$278,400	$438,353
Ratio of expenses to average net assets	0.65%[4]	0.61%	0.65%[4]
Ratio of net investment income to average net assets	3.25%[4]	4.22%	4.41%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[4]	—	0.01%[4]
Portfolio turnover rate	16%	96%	18%

1  For the period May 1, 2007 (commencement of operations) through October 31, 2007.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company and currently offers two managed investment funds, one of which, the Asia Bond Portfolio (the "Portfolio"), is contained in this report. The Portfolio's objective is to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on May 14, 1992.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$9,751,728
Level 2 – Other Significant Observable Inputs	208,525,860	19,145,678
Level 3 – Significant Unobservable Inputs	—	—
Total	$208,525,860	$28,897,406

*Other financial instruments include futures, forwards and swap contracts.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Portfolio has reviewed its current tax positions and has determined that no

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2009, the Portfolio had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation
AUD	3,904,725	USD	2,500,000	05/04/09	$2,500,000	$2,868,801	$368,801
AUD	3,904,725	USD	2,783,678	07/15/09	2,783,678	2,855,499	71,821
AUD	2,485,845	USD	1,800,000	07/15/09	1,800,000	1,817,881	17,881
CNY	57,127,125	USD	8,250,000	05/04/09	8,250,000	8,372,728	122,728
CNY	57,127,125	USD	8,368,436	05/04/09	8,368,435	8,372,728	4,293
CNY	57,127,125	USD	8,381,942	06/15/09	8,381,942	8,393,518	11,576
CNY	10,250,000	USD	1,501,942	06/15/09	1,501,942	1,506,002	4,060
CNY	51,172,500	USD	7,500,000	07/15/09	7,500,000	7,528,689	28,689
CNY	53,000,000	USD	7,783,244	07/15/09	7,783,244	7,797,558	14,314
CNY	81,453,580	USD	11,960,000	07/31/09	11,960,000	11,993,106	33,106

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Appreciation (continued)
IDR	15,480,625,000	USD	1,250,000	06/15/09	$1,250,000	$1,449,168	$199,168
IDR	72,870,000,000	USD	6,000,000	09/30/09	6,000,000	6,655,307	655,307
IDR	38,431,250,000	USD	3,250,000	09/30/09	3,250,000	3,509,973	259,973
KRW	11,661,772,500	USD	8,550,000	05/04/09	8,550,000	9,089,456	539,456
KRW	11,661,772,500	USD	8,651,167	05/04/09	8,651,166	9,089,456	438,290
KRW	13,720,000,000	USD	10,000,000	05/06/09	10,000,000	10,693,687	693,687
KRW	13,720,000,000	USD	10,494,913	05/06/09	10,494,913	10,693,687	198,774
KRW	17,808,000,000	USD	12,000,000	05/19/09	12,000,000	13,885,938	1,885,938
KRW	10,798,500,000	USD	7,500,000	05/19/09	7,500,000	8,420,221	920,221
KRW	6,927,750,000	USD	4,500,000	05/19/09	4,500,000	5,401,971	901,971
KRW	3,106,000,000	USD	2,000,000	05/19/09	2,000,000	2,421,930	421,930
KRW	4,812,500,000	USD	3,500,000	05/19/09	3,500,000	3,752,587	252,587
KRW	6,007,500,000	USD	4,500,000	05/19/09	4,500,000	4,684,399	184,399
KRW	22,267,500,000	USD	15,000,000	06/15/09	15,000,000	17,380,190	2,380,190
KRW	22,230,000,000	USD	15,000,000	06/15/09	15,000,000	17,350,921	2,350,921
KRW	5,280,000,000	USD	4,000,000	06/15/09	4,000,000	4,121,136	121,136
KRW	13,720,000,000	USD	10,273,306	09/15/09	10,273,306	10,739,946	466,640
KRW	1,958,950,000	USD	1,450,000	09/15/09	1,450,000	1,533,456	83,456
KRW	9,986,250,000	USD	7,500,000	10/15/09	7,500,000	7,825,575	325,575
KRW	7,903,500,000	USD	5,500,000	12/01/09	5,500,000	6,202,477	702,477
PHP	1,441,045,500	USD	29,736,804	05/04/09	29,736,804	29,799,835	63,031
PHP	733,545,000	USD	15,147,126	05/04/09	15,147,126	15,169,209	22,083
PHP	685,622,000	USD	14,157,553	05/04/09	14,157,554	14,178,194	20,640
PHP	286,740,000	USD	5,920,955	05/04/09	5,920,955	5,929,587	8,632
PHP	98,160,000	USD	2,026,927	05/04/09	2,026,927	2,029,882	2,955
USD	10,160,018	JPY	978,328,405	05/19/09	(10,160,018)	(9,945,602)	214,416
Total							$14,991,122
Open Forward Foreign Currency Contracts with Unrealized Depreciation
CNY	124,986,800	USD	19,300,000	05/27/09	19,300,000	18,349,919	(950,081)
JPY	978,328,405	USD	10,681,840	05/19/09	10,681,841	9,945,603	(736,238)
PHP	247,869,500	USD	5,150,000	05/04/09	5,150,000	5,125,772	(24,228)
PHP	115,152,000	USD	2,400,000	05/04/09	2,400,000	2,381,265	(18,735)
USD	2,794,221	AUD	3,904,725	05/04/09	(2,794,221)	(2,868,801)	(74,580)
USD	8,368,436	CNY	57,127,125	05/04/09	(8,368,435)	(8,372,728)	(4,293)
USD	8,369,048	CNY	57,127,125	05/04/09	(8,369,048)	(8,372,728)	(3,680)
USD	6,200,000	CNY	42,541,300	05/27/09	(6,200,000)	(6,245,695)	(45,695)
USD	4,150,000	IDR	46,874,250,000	09/30/09	(4,150,000)	(4,281,083)	(131,083)
USD	8,651,167	KRW	11,661,772,500	05/04/09	(8,651,166)	(9,089,456)	(438,290)
USD	8,702,815	KRW	11,661,772,500	05/04/09	(8,702,815)	(9,089,456)	(386,641)
USD	10,215,934	KRW	13,720,000,000	05/06/09	(10,215,935)	(10,693,687)	(477,752)
USD	10,494,913	KRW	13,720,000,000	05/06/09	(10,494,913)	(10,693,686)	(198,773)
USD	4,500,000	KRW	6,701,400,000	05/19/09	(4,500,000)	(5,225,473)	(725,473)
USD	1,500,000	KRW	2,088,750,000	05/19/09	(1,500,000)	(1,628,720)	(128,720)
USD	5,400,000	KRW	7,533,000,000	06/15/09	(5,400,000)	(5,879,644)	(479,644)
USD	2,000,000	KRW	2,906,600,000	06/15/09	(2,000,000)	(2,268,654)	(268,654)
USD	14,000,000	PHP	685,622,000	05/04/09	(14,000,000)	(14,178,194)	(178,194)
USD	15,000,000	PHP	733,545,000	05/04/09	(15,000,000)	(15,169,209)	(169,209)
USD	2,337,798	PHP	115,152,000	05/04/09	(2,337,798)	(2,381,265)	(43,467)
USD	29,756,453	PHP	1,441,045,500	05/04/09	(29,756,453)	(29,799,835)	(43,382)

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Open Forward Foreign Currency Contracts with Unrealized Depreciation (continued)
USD	2,000,000	PHP	98,160,000	05/04/09	$(2,000,000)	$(2,029,882)	$(29,882)
USD	5,900,000	PHP	286,740,000	05/04/09	(5,900,000)	(5,929,587)	(29,587)
USD	5,118,310	PHP	247,869,500	05/04/09	(5,118,310)	(5,125,772)	(7,462)
USD	2,377,798	PHP	115,152,000	05/04/09	(2,377,798)	(2,381,265)	(3,467)
USD	29,472,247	PHP	1,441,045,500	07/14/09	(29,472,247)	(29,573,294)	(101,047)
USD	7,800,000	SGD	11,999,520	06/15/09	(7,800,000)	(8,122,327)	(322,327)
USD	5,870,583	THB	211,341,000	10/15/09	(5,870,584)	(5,928,219)	(57,635)
Total							$(6,078,219)

Currency Abbreviations:
AUD = Australian Dollar
CNY = Chinese Yuan Renminbi
IDR = Indonesian Rupiah
JPY = Japanese Yen
KRW = South Korean Won
PHP = Philippine Peso
SGD = Singapore Dollar
THB = Thailand Baht
USD = United States Dollar

I) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2009, the Portfolio had the following open futures contracts:

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
Korea Treasury 3 Year Bonds Futures	1,960	06/16/09	$169,798,129	$170,426,812	$628,683
Australia Treasury 10 Year Bonds Futures	(77)	06/15/09	(6,409,969)	(6,300,751)	109,218

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Futures Contract	Number of Contracts Long (Short)	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Bonds Futures	(54)	06/19/09	$(6,731,529)	$(6,530,625)	$200,904
U.S. Treasury 2 Year Bonds Futures	(124)	06/30/09	(26,938,384)	(26,975,813)	(37,429)
U.S. Treasury 5 Year Bonds Futures	(553)	06/30/09	(64,716,215)	(64,778,766)	(62,551)
			$65,002,032	$65,840,857	$838,825

J) SWAPS — The Portfolio may enter into swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract.

The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2009, the Portfolio had the following outstanding swap contracts:

Interest Rate Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable	Unrealized Appreciation/ (Depreciation)
KRW	(30,000,000,000)	05/11/12	CITI	Pay	4.96%	Fixed	$28,837,677
KRW	30,000,000,000	05/11/12	CITI	Receive	2.92%	KSDA Index 3M	(30,042,035)
KRW	(30,000,000,000)	12/06/12	CITI	Pay	5.27%	Fixed	28,063,174

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Interest Rate Swaps (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable	Unrealized Appreciation/ (Depreciation)
KRW	30,000,000,000	12/06/12	CITI	Receive	2.49%	KWCDC Index 3M	$(29,648,274)
KRW	(25,000,000,000)	03/27/18	CITI	Pay	5.10%	Fixed	17,684,434
KRW	25,000,000,000	03/27/18	CITI	Receive	2.43%	KWCDC Index 3M	(19,833,738)
SGD	(31,500,000)	05/20/13	CITI	Pay	1.02%	SORF Index 6M	21,065,813
SGD	31,500,000	05/20/13	CITI	Receive	2.90%	Fixed	(20,157,777)
SGD	(19,750,000)	05/19/15	CITI	Pay	1.02%	SORF Index 6M	12,504,049
SGD	19,750,000	05/19/15	CITI	Receive	3.14%	Fixed	(11,749,931)
SGD	(8,500,000)	05/19/23	CITI	Pay	1.02%	SORF Index 6M	4,167,857
SGD	8,500,000	05/19/23	CITI	Receive	3.65%	Fixed	(3,568,504)
THB	(485,906,000)	07/09/13	CITI	Pay	2.89%	BIBOR Index 6M	12,513,217
THB	485,906,000	07/09/13	CITI	Receive	4.05%	Fixed	(11,742,921)
THB	(485,906,000)	07/09/13	CITI	Pay	6.22%	Fixed	10,763,157
THB	485,906,000	07/09/13	CITI	Receive	2.89%	BIBOR Index 6M	(12,819,916)
THB	(200,000,000)	02/12/14	CITI	Pay	2.23%	BIBOR Index 6M	4,925,300
THB	200,000,000	02/12/14	CITI	Receive	2.75%	Fixed	(4,976,799)
USD	(9,000,000)	03/02/14	CITI	Pay	1.26%	LIBOR Index 3M	(25,707)
USD	9,000,000	03/02/14	CITI	Receive	2.66%	Fixed	95,625
							$(3,945,299)

Currency Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Unrealized Appreciation/ (Depreciation)
USD	21,636,826	12/07/09	CITI	Receive USD	$258,566
KRW	(20,000,000,000)	12/07/09	CITI	Pay KRW	5,616,742
USD	15,000,000	01/28/10	CITI	Receive USD	96,004
KRW	(14,250,000,000)	01/28/10	CITI	Pay KRW	3,680,832
USD	20,000,000	02/07/10	CITI	Receive USD	274,310
KRW	(20,220,000,000)	02/07/10	CITI	Pay KRW	3,671,969
USD	2,354,310	02/16/10	CITI	Receive USD	14,752
KRW	(2,226,000,000)	02/16/10	CITI	Pay KRW	578,180
USD	19,743,337	07/11/10	CITI	Receive USD	136,497
KRW	(20,000,000,000)	07/11/10	CITI	Pay KRW	3,462,522
USD	20,018,016	07/14/10	CITI	Receive USD	118,516
KRW	(20,000,000,000)	07/14/10	CITI	Pay KRW	3,619,743
USD	2,426,007	06/13/11	CITI	Receive USD	25,934
KRW	(2,500,000,000)	06/13/11	CITI	Pay KRW	325,553
PHP	1,150,000,000	05/11/12	CITI	Receive PHP	575,441
USD	(24,374,735)	05/11/12	CITI	Pay USD	(310,307)
PHP	639,000,000	12/03/12	CITI	Receive PHP	(1,338,792)
USD	(15,000,000)	12/03/12	CITI	Pay USD	(186,381)
USD	15,000,000	06/28/13	CITI	Receive USD	117,595
KRW	(15,543,000,000)	06/28/13	CITI	Pay KRW	1,288,702
USD	4,859,611	06/22/17	CITI	Receive USD	39,740
KRW	(4,500,000,000)	06/22/17	CITI	Pay KRW	492,049
					$22,558,167

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Credit Default Swaps

Currency	Notional Amount	Expiration Date	Underlying Instrument	Counterparty	Annual Rate	Unrealized Appreciation	Upfront Payment
USD	2,900,000	03/20/14	Republic of Indonesia	CITI	6.00%	$235,270	$—
USD	4,350,000	03/20/14	Republic of Indonesia	CITI	5.70%	297,540	—
						$532,810	$—

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $1,232, of which $210 was rebated to borrowers (brokers). The Portfolio retained $818 in income from the cash collateral investment, and SSB, as lending agent, was paid $204. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

L) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Portfolio invests in junk bonds) the Portfolio's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended April 30, 2009, investment advisory fees earned and voluntarily waived were $644,826 and $64,017, respectively.

Credit Suisse Asset Management Limited ("Credit Suisse Australia"), an affiliate of Credit Suisse, served as sub-investment adviser to the Portfolio (the "Sub-Adviser"). Credit Suisse Australia's sub-investment advisory fees were paid by Credit Suisse out of Credit Suisse's net investment advisory fee and were not paid by the Portfolio. As of April 30, 2009, Credit Suisse Australia no

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

longer serves as sub-investment adviser to the Portfolio. Effective May 1, 2009, Aberdeen Asset Management Asia Limited serves as interim sub-adviser to the Portfolio.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. No compensation is payable by the Portfolio to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $58,990.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $7,483 for its services to the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, the Portfolio had no loans outstanding under the Credit Facility. During the six months ended April 30, 2009, the Portfolio had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$5,680,400	0.772%	$13,286,000

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $33,552,902 and $91,068,311, respectively.

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $247,720,302, $998,981, $(40,193,423) and $(39,194,442), respectively.

Note 6. Capital Share Transactions

The Portfolio is authorized to issue sixteen billion full and fractional shares of capital stock of separate series having a $.001 par value per share. Shares of two series have been classified, one of which constitutes the interest in the Portfolio. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Shares sold	10,253,546	84,202,574
Shares issued in reinvestment of dividends and distributions	320	335
Shares redeemed	(18,112,414)	(91,990,260)
Net decrease	(7,858,548)	(7,787,351)

The Portfolio imposes a 2% redemption fee on shares currently being offered that are purchased and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Portfolio and becomes part of the Portfolio's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Portfolio does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Note 9. Subsequent Event

On December 31, 2008, Credit Suisse, the corporate parent of the Funds' investment adviser, announced it had signed an agreement to sell part of its Global Investors traditional asset management business to Aberdeen Asset Management ("Aberdeen"), an international investment management group, managing assets for both institutions and private individuals from offices around the world. Credit Suisse has stated that the transaction is subject to customary closing conditions, including regulatory approvals in various jurisdictions and approval by Aberdeen shareholders, and is expected to close in the second quarter of 2009.

The Fund's Board of Directors, including the Directors who are not "interested persons" of the investment manager and its affiliates or the Fund, and the Fund's shareholders approved: (i) the sub-advisory agreement with Aberdeen, and (ii) an Agreement and Plan of Reorganization between the Fund

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 9. Subsequent Event

and the Aberdeen Funds which provided for the transfer of all the assets and liabilities of the Fund to the Aberdeen Asia Bond Institutional Fund.

On June 10, 2009 a Special Meeting of Shareholders of the Fund was held and the following matters were voted upon:

	For	Against	Abstain
(1) To approve an Agreement and Plan of Reorganization	26,445,042	0	0
(2) To approve an Investment Sub-Advisory Agreement	26,445,042	0	0

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Board Approval of Advisory Agreements (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Asia Bond Portfolio (the "Portfolio"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Portfolio ("Contractual Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse Australia"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rate of 0.49% paid by the Portfolio after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time. The Board noted that the compensation paid to Credit Suisse Australia (the "Sub-Adviser") does not increase the fees or expenses otherwise incurred by the Portfolio's shareholders.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee, Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Adviser's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse and the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered its expertise in managing the types of global investments that the Portfolio utilizes

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreement, the Board also considered the benefits of retaining Credit Suisse's Australian affiliate given the increased complexity of the domestic and international securities markets, specifically that retention Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought.

Portfolio Performance

The Board received and considered the performance results of the Portfolio over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationships with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Adviser and their affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's and the Sub-Adviser's method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  Although the combined Contractual Advisory Fee and co-administration fees were slightly above the median of the Fund's Expense Group, the Net Advisory Fee was slightly below the median in the Expense Group. The actual total expenses were also slightly below the median. The Board considered the fee to be reasonable.

•  The Fund commenced operations on May 1, 2007 and therefore had Lipper performance rankings for only the one year period. For the one year period, the Fund was among the lowest performers in both the Performance Group and Performance Universe. The Board would monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees and expenses, the profits and other

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Board Approval of Advisory Agreements (unaudited) (continued)

ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

•  In light of the amount of the Net Advisory Fee, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and Sub-Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTAB-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 6, 2009

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2009